Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a)
Central Mare – Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, the Company’s President and Chief Executive Officer, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer), for which Central Mare charged the Company $180 and $180 for the six months ended June 30, 2023 and 2024 respectively.

(b)
Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSI for the six months ended June 30, 2023 and 2024 are as follows:

	Six Months Ended June 30,
	2023	2024	Presented in:
Management fees	912	948	Management fees - related parties -Statement of comprehensive income
Superintendent fees	7	14	Vessel operating expenses -Statement of comprehensive income
	-	74	Dry-docking costs -Statement of comprehensive income
Accounting and reporting cost	180	180	Management fees - related parties -Statement of comprehensive income
Commission on charter hire agreements	514	508	Voyage expenses - Statement of comprehensive income
Financing fees	-	306	Net in Current and Non-current portions of long-term debt – Balance Sheet
Total	1,613	2,030

(c)
Series F Shares to Africanus Inc (“Africanus”): On June 30, 2023 the Company declared a dividend of $2,484 for the six months ended June 30, 2023. As of December 31, 2023 and June 30, 2024 there were no dividends due to Africanus. On February 6, 2024 the Company redeemed the remaining 3,659,627 Series F Shares for $43,916.

(d)
Charter party with Central Tankers Chartering Inc (“CTC”): For the six months ended June 30, 2023 and 2024 the CTC time charter generated $4,435 and $4,459 of revenue respectively, presented in Time charter revenues from related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income. As of June 30, 2024, there were no amounts due from CTC.

(e)
Advances for Asset Acquisition to Related Party: On June 14, 2024 the Company entered into a non-binding letter of intent (“No-Shop LOI”) with Mr. Evangelos J. Pistiolis whereby the latter was precluded from marketing or selling the M/Y Para Bellvm (100% owned by him) except to the Company for one month. The consideration for the No-Shop LOI was $1,000. The Company on July 12, 2024 entered into a share purchase agreement (“SPA”) for the purchase of M/Y Para Bellvm and the No-Shop LOI consideration was netted-off with the consideration payable by the Company for the yacht’s purchase (Note 12).

(f)
Personal Guarantee for HSBC loan: On January 15, 2024 the Company entered into a bridge loan with HSBC Private Bank (Suisse) SA (“HSBC”) (Note 7). As a prerequisite for granting the loan to the Company, HSBC requested a personal guarantee from Mr. Evangelos J. Pistiolis, which he provided in exchange for an arrangement fee of 1.00%. Since the loan was drawn-down and shortly after repaid, the Company accelerated the amortization of this arrangement fee that resulted in an expense of $280, included in Interest and finance costs in the accompanying Statement of comprehensive income.